Deposits (Summary Of Maturity Profile Of Time Deposits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Certificates of Deposit, Three months or less	$ 317.7	$ 241.6
Certificates of Deposit, After three months through six months	258.1	234.6
Certificates of Deposit, After six months through twelve months	601.7	619.8
Certificates of Deposit, After twelve months	1,501.9	1,119.3
Certificates of Deposit, Total U.S. Banks	2,679.4	2,215.3
Certificates of Deposit, Foreign Banks	88.3	98.6
Fair value premium recognized	$ 4.3	$ 3.5